Condensed Consolidating Financial Statements Condensed Cash Flow Statements (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flow provided by operating activities	$ 184.5	$ 178.7	$ 281.1	$ 305.9	$ 340.1
Net cash flow used for investing activities	(41.3)	(41.1)	(43.7)	(48.1)	(50.7)
Proceeds from IPO	615.0	0
Proceeds from long-term debt borrowings	1,598.0	0
Deferred financing fees	(24.8)	0
Distribution of debt and IPO proceeds to CBS	(2,038.8)	0
Excess tax benefit from stock-based compensation	0	5.5	5.8	2.9	2.3
Net cash contribution from (distribution to) CBS	39.8	(138.6)	(232.6)	(279.7)	(269.4)
Other			(0.2)	(0.2)	(0.2)
Dividends	(88.8)	0
Intercompany	0
Net cash flow provided by (used for) financing activities	100.4	(133.1)	(227.0)	(277.0)	(267.3)
Effect of exchange rate changes on cash and cash equivalents	(1.2)	(0.6)	(0.8)	1.8	(3.5)
Net increase in cash and cash equivalents	242.4	3.9	9.6	(17.4)	18.6
Cash and cash equivalents at beginning of period	29.8	20.2	20.2	37.6	19.0
Cash and cash equivalents at end of period	272.2	24.1	29.8	20.2	37.6
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flow provided by operating activities	(0.9)	0	0	0	0
Net cash flow used for investing activities	0	0	0	0	0
Proceeds from IPO	615.0
Proceeds from long-term debt borrowings	0
Deferred financing fees	0
Distribution of debt and IPO proceeds to CBS	(515.0)
Excess tax benefit from stock-based compensation		0	0	0	0
Net cash contribution from (distribution to) CBS	0	0	0	0	0
Other			0	0	0
Dividends	(88.8)
Intercompany	(10.3)
Net cash flow provided by (used for) financing activities	0.9	0	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of period	0	0	0	0	0
Cash and cash equivalents at end of period	0	0	0	0	0
Subsidiary Issuers
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flow provided by operating activities	(25.6)	0	0	0	0
Net cash flow used for investing activities	0	0	0	0	0
Proceeds from IPO	0
Proceeds from long-term debt borrowings	1,598.0
Deferred financing fees	(24.8)
Distribution of debt and IPO proceeds to CBS	(1,523.8)
Excess tax benefit from stock-based compensation		0	0	0	0
Net cash contribution from (distribution to) CBS	0	0	0	0	0
Other			0	0	0
Dividends	0
Intercompany	206.2
Net cash flow provided by (used for) financing activities	255.6	0	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase in cash and cash equivalents	230.0	0	0	0	0
Cash and cash equivalents at beginning of period	0	0	0	0	0
Cash and cash equivalents at end of period	230.0	0	0	0	0
Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flow provided by operating activities	213.9	175.0	268.2	277.3	284.3
Net cash flow used for investing activities	(35.3)	(37.2)	(37.0)	(42.5)	(43.4)
Proceeds from IPO	0
Proceeds from long-term debt borrowings	0
Deferred financing fees	0
Distribution of debt and IPO proceeds to CBS	0
Excess tax benefit from stock-based compensation		5.5	5.8	2.9	2.3
Net cash contribution from (distribution to) CBS	39.8	(143.3)	(244.4)	(238.2)	(235.3)
Other			0	0	0
Dividends	0
Intercompany	(197.0)
Net cash flow provided by (used for) financing activities	(157.2)	(137.8)	(238.6)	(235.3)	(233.0)
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase in cash and cash equivalents	21.4	0	(7.4)	(0.5)	7.9
Cash and cash equivalents at beginning of period	2.1	9.5	9.5	10.0	2.1
Cash and cash equivalents at end of period	23.5	9.5	2.1	9.5	10.0
Non-Guarantor Subsidiaries
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flow provided by operating activities	(2.9)	3.7	12.9	28.6	55.8
Net cash flow used for investing activities	(6.0)	(3.9)	(6.7)	(5.6)	(7.3)
Proceeds from IPO	0
Proceeds from long-term debt borrowings	0
Deferred financing fees	0
Distribution of debt and IPO proceeds to CBS	0
Excess tax benefit from stock-based compensation		0	0	0	0
Net cash contribution from (distribution to) CBS	0	4.7	11.8	(41.5)	(34.1)
Other			(0.2)	(0.2)	(0.2)
Dividends	0
Intercompany	1.1
Net cash flow provided by (used for) financing activities	1.1	4.7	11.6	(41.7)	(34.3)
Effect of exchange rate changes on cash and cash equivalents	(1.2)	(0.6)	(0.8)	1.8	(3.5)
Net increase in cash and cash equivalents	(9.0)	3.9	17.0	(16.9)	10.7
Cash and cash equivalents at beginning of period	27.7	10.7	10.7	27.6	16.9
Cash and cash equivalents at end of period	18.7	14.6	27.7	10.7	27.6
Eliminations
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flow provided by operating activities	0	0	0	0	0
Net cash flow used for investing activities	0	0	0	0	0
Proceeds from IPO	0
Proceeds from long-term debt borrowings	0
Deferred financing fees	0
Distribution of debt and IPO proceeds to CBS	0
Excess tax benefit from stock-based compensation		0	0	0	0
Net cash contribution from (distribution to) CBS	0	0	0	0	0
Other			0	0	0
Dividends	0
Intercompany	0
Net cash flow provided by (used for) financing activities	0	0	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of period	0	0	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0	$ 0	$ 0